Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Non-Cash Transactions
Schedule of non-cash investing activities

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries	85,380	30,000	20,402
Considerations payable in connection with acquisition of an affiliate	17,231	—	—
Payables for addition of office equipment, furniture and fixtures	12,593	9,799	9,666